General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General [Abstract]
Cash in operating activities	$ (2,211,090)	$ (2,889,426)	$ (853,426)
Net loss	(2,071,997)	(4,509,547)	$ (2,518,864)
Total accumulated deficit	$ (42,655,908)	$ (40,583,911)